Employee Benefit Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Employee Benefit Plans
Employee Benefit Plans

14. Pension Plan

        The components of net periodic pension costs are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2011	2010	2011	2010
Interest cost	$275	$274	$548	$544
Expected return on plan assets	(308)	(308)	(617)	(609)
Recognized net actuarial loss	92	40	176	77

Net periodic cost	$59	$6	$107	$12

        Future benefit accruals for all participants were frozen as of December 31, 2002. We made required contributions of $0.2 million during the six months ended June 30, 2011.

11. Employee Benefit Plans

        ASC Topic 718, "Compensation—Retirement Benefits" requires employers to recognize the under funded or over funded status of a defined benefit post retirement plan as an asset or liability in its statements of financial position and to recognize changes in the funded status in the year in which the changes occur through accumulated other comprehensive income. Additionally, ASC Topic 718 requires employers to measure the funded status of a plan as of the date of its year-end statement of financial position. At the time of adoption of ASC Topic 718, the full funded status of our defined benefit post retirement plan had been recognized in prior years' purchase accounting due to the Transaction. The adoption had no impact to the measurement date used in our year-end statement of financial position as related to our noncontributory defined benefit pension plan.

        Pension plan benefits are to be paid to eligible employees after retirement based primarily on years of credited service and participants' compensation. The Company uses a December 31 measurement date. Effective December 31, 2002, the Company froze the benefits under the pension plan. The change in benefit obligation, pension plan assets and funded status as of and for the years ended December 31, 2010 and 2009.

Change in Benefit Obligation

(in thousands)	2010	2009
Benefit obligations at beginning of Period	$18,608	$17,772
Interest cost	1,088	1,065
Actuarial loss	1,560	527
Benefits paid	(767)	(756)

Benefit obligation at end of period	$20,489	$18,608

Change in Plan Assets

(in thousands)	2010	2009
Fair value of plan assets at beginning of year	$12,202	$9,925
Actual return on plan assets	1,759	2,673
Benefits paid	(767)	(756)
Employer contribution	865	360

Fair value of plan assets at end of year	$14,059	$12,202

Funded Status

(in thousands)	2010	2009
Funded Status	$(6,430)	$(6,406)
Unrecognized net actuarial loss/Accumulated Other Comprehensive Loss	7,230	6,365

Net (accrued) amount recognized	$800	$(41)

        A summary of our pension plan projected benefit obligation, accumulated obligation and fair value of pension plan assets at December 31, are as follows:

(in thousands)	2010	2009
Projected benefit obligation	$20,489	$18,608
Accumulated benefit obligation ("ABO")	20,489	18,608
Fair value of plan assets	14,059	12,202
ABO less Fair value of plan assets	6,430	6,406

        Amounts recognized in the Balance Sheets at December 31, are as follows:

(in thousands)	2010	2009
Current liabilities	$975	$685
Noncurrent liabilities	5,455	5,721

Total amount recognized	$6,430	$6,406

Net Periodic Benefit Cost (Benefit)

        The components of net periodic benefit cost (benefit) are as follows:

	Year Ended December 31,
(in thousands)	2010	2009	2008
Interest cost	$1,088	$1,065	$1,033
Expected return on plan assets	(1,218)	(1,213)	(1,231)
Recognized net actuarial loss	154	12	—

Net periodic benefit cost (benefit)	$24	$(136)	$(198)

Change in Accumulated Other Comprehensive Loss

	Year Ended December 31,
(in thousands)	2010	2009
Beginning of year	$(6,365)	$(7,310)
Net actuarial gains(losses)	(1,019)	933
Amortization of net gains	154	12

	$(7,230)	$(6,365)

Pension Plan Assets

        Our target pension plan asset allocation and actual pension plan allocation of assets at December 31, are as follows:

Asset Category	Target Allocation	2010	2009
Equity securities	70%	77%	71%
Debt securities and cash	30	23	29

	100%	100%	100%

        The pension plan assets are invested with the objective of maximizing long-term returns while minimizing material losses in order to meet future benefit obligations when they come due.

        The Company utilizes an investment approach with a mix of equity and debt securities used to maximize the long-term return on assets. Risk tolerance is established through consideration of pension plan liabilities, funded status and corporate financial condition. The investment portfolio consists of a diversified blend of mutual funds and fixed-income investments. Investment risk is measured and monitored on an ongoing basis through quarterly investment portfolio reviews and annual asset and liability reviews.

Fair Value Measurement

        The following table presents our plan assets using the fair value hierarchy as of December 31, 2010 and 2009.

	Year Ended December 31,
(in thousands)	2010	2009
Level 1
Equity Securities	$10,769	$8,643
Debt Securities and Cash	3,290	3,559
Level 2	—	—
Level 3	—	—

	$14,059	$12,202

        Investments in Equity and Debt Securities are valued at the net asset value of units held at the end of the period based upon the value of the underlying investments as determined by quoted market prices. These investments are classified as Level 1.

Contributions

        The Company contributed $0.9, $0.4 and $0.8 million to the pension plan during the years ended December 31, 2010, 2009 and 2008, respectively. The Company expects to make contributions of approximately $1.0 million in 2011.

Estimated Future Benefit Payments

        The following benefit payments are expected to be paid:

(in thousands)
2011	$770
2012	813
2013	832
2014	883
2015	923
2016 to 2020	5,429

Pension Plan Assumptions

        The following weighted-average assumptions were used as of each of the years ended December 31, as follows:

	2010	2009	2008
Weighted-average actuarial assumptions used to determine benefit obligations:
Discount rate	5.42%	5.92%	6.10%
Expected return on assets	8.00%	8.00%	8.00%
Weighted-average assumptions used to determine net periodic benefit cost (benefit):
Discount rate	5.92%	6.10%	6.47%
Expected return on assets	8.00%	8.00%	8.00%
Rate of compensation increase	N/A	N/A	N/A

        These assumptions are reviewed on an annual basis. In determining the expected return on asset assumption, the Company evaluates the long-term returns earned by the pension plan, the mix of investments that comprise pension plan assets and forecasts of future long-term investment returns.

Other Employee Benefits

        The Company also sponsors a defined contribution plan, which qualifies under Section 401(k) of the Internal Revenue Code of 1986, as amended (the "Code") and covers substantially all of the Company's employees. Employees may contribute annually up to 60% of their base compensation on a pre-tax basis (subject to Internal Revenue Service limitation). The company matching contribution is 50% of the first 6% of base compensation that an employee contributes. We made matching contributions to the plan of approximately $1.4, $1.3 and $1.3 million for the years ended December 31, 2010, 2009 and 2008, respectively.

        The Company is self-insured for employee health care up to $130,000 per member per plan year and aggregate claims up to 125% of expected claims per plan year. Also, the Company purchases workers' compensation and automobile liability coverage with related deductibles. The Company is liable for workers' compensation and automobile liability claims up to $250,000 and $100,000 per individual claim, respectively. Self-insurance and deductible costs are included in other accrued expenses in the Balance Sheets and are accrued based upon the aggregate of the liability for reported claims and an actuarially determined estimated liability for claims development and incurred but not reported.